Segment reporting	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Segment reporting	Segment reporting
The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended June 30,		For the six months ended June 30,
		2020	2019	2020	2019
	Note	€m	€m	€m	€m
Profit for the period		62.6	46.2	110.0	68.5
Taxation		16.4	12.6	33.8	30.2
Net financing costs	7	16.5	15.3	28.5	30.1
Depreciation & amortization		16.9	16.7	34.7	33.3
EBITDA		112.4	90.8	207.0	162.1
Exceptional items	6	4.2	1.6	24.8	48.2
Other add-backs		2.2	5.8	6.9	10.0
Adjusted EBITDA		118.8	98.2	238.7	220.3

Other add-backs include the elimination of share-based payment expense and related employer payroll tax expense of €2.0 million for the three months ended June 30, 2020 (2019: €5.5 million) and €5.9 million for the six months ended June 30, 2020 (2019: €9.7 million), as well as the elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs of €0.2 million for the three months ended June 30, 2020 (2019: €0.3 million) and €1.0 million for the six months ended June 30, 2020 (2019: €0.3 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended June 30,		For the six months ended June 30,
	2020	2019	2020	2019
	€m	€m	€m	€m
United Kingdom	179.0	170.3	381.4	349.8
Italy	96.9	85.4	222.7	199.9
Germany	87.9	75.0	199.1	162.2
Sweden	35.3	39.6	79.8	89.1
France	50.6	41.3	102.7	84.3
Norway	22.4	27.6	53.4	59.0
Austria	30.4	24.2	65.2	54.8
Spain	20.2	19.9	43.9	39.4
Rest of Europe	76.3	54.5	133.7	117.1
Total external revenue by geography	599.0	537.8	1,281.9	1,155.6